                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment [  ]; Amendment Number: _ _ _ _ _ _

         This Amendment (Check only one.):         [  ] is a restatement.
                                                   [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:           Westchester Capital Management, Inc.
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Address:        100 Summit Lake Drive
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                Valhalla, NY 10595
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Form 13F File Number:      28-04764

                              - - - - - - - - - - -


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Frederick W. Green
                ----------------------------------------------------------------
Title:          President
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Phone:          914-741-5600
                ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Frederick W. Green                      Valhalla, New York                                   5/7/2002
----------------------------                ------------------------------                       -----------------
[Signature]                                 [City, State]                                        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name

28-
---------------------------------           ------------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   -

Form 13F Information Table Entry Total:              107

Form 13F Information Table Value Total:              $899,407,901 (actual)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name

         01                28 -

         02                28 -

         03                28 -

WESTCHESTER CAPITAL MANAGEMENT, INC.
MARCH 31, 2002

                                                                                    Item 5
                                              Item 2                     Item 4     SHARES/       Item 6      Item 7     Item 8
Item 1                                        TITLE         Item 3    FAIR MARKET  PRINCIPAL    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                               OF CLASS       CUSIP        VALUE      AMOUNT      DISCRETION   MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
EQUITIES
COMMON STOCK
Toyota Industries Corporation ordinary    COMMON STOCK     6900546     10,244,475   640,600     (a) Sole                (a) Sole
Toyota Industries Corporation ordinary    COMMON STOCK     6900546     2,534,732    158,500     (b) Shared              (a) Sole
AmerisourceBergen Corporation             COMMON STOCK     03073E105   1,675,467    24,531      (b) Shared              (a) Sole
American International Group, Inc.        COMMON STOCK     026874107   3,926,292    54,426      (b) Shared              (a) Sole
AT&T Canada Inc.                          COMMON STOCK     00207Q202   27,815,997   1,032,900   (a) Sole                (a) Sole
AT&T Canada Inc.                          COMMON STOCK     00207Q202   13,187,621   489,700     (b) Shared              (a) Sole
AT&T Wireless Services, Inc.              COMMON STOCK     00209A106   196,256      21,928      (b) Shared              (a) Sole
Cerestar ordinary                         COMMON STOCK     7147331     627,418      22,000      (b) Shared              (a) Sole
Cooper Industries, Inc.                   COMMON STOCK     216669101   12,161,305   289,900     (a) Sole                (a) Sole
Cooper Industries, Inc.                   COMMON STOCK     216669101   3,146,250    75,000      (b) Shared              (a) Sole
Circuit City Stores - Circuit City Group  COMMON STOCK     172737108   14,077,514   780,350     (a) Sole                (a) Sole
Circuit City Stores - Circuit City Group  COMMON STOCK     172737108   4,290,814    237,850     (b) Shared              (a) Sole
Cendant Corp.                             COMMON STOCK     151313103   1,853,664    96,545      (b) Shared              (a) Sole
Conectiv                                  COMMON STOCK     206829103   30,330,954   1,218,600   (a) Sole                (a) Sole
Conectiv                                  COMMON STOCK     206829103   7,242,990    291,000     (b) Shared              (a) Sole
Compaq Computer Corporation               COMMON STOCK     204493100   15,100,250   1,445,000   (a) Sole                (a) Sole
Compaq Computer Corporation               COMMON STOCK     204493100   3,657,500    350,000     (b) Shared              (a) Sole
ChevronTexaco Corporation                 COMMON STOCK     166764100   2,022,680    22,407      (b) Shared              (a) Sole
Dean Foods Company                        COMMON STOCK     242370104   1,399,987    18,489      (b) Shared              (a) Sole
Deutsche Telekom AG ADR                   COMMON STOCK     251566105   768,474      51,300      (b) Shared              (a) Sole
DTE Energy Company                        COMMON STOCK     233331107   470,197      10,334      (b) Shared              (a) Sole
Deutsche Telekom ordinary                 COMMON STOCK     5842359     1,918,482    127,720     (b) Shared              (a) Sole
Duke Energy Corporation                   COMMON STOCK     264399106   6,045,089    159,923     (b) Shared              (a) Sole
Devon Energy Corporation                  COMMON STOCK     25179M103   1,044,804    21,645      (b) Shared              (a) Sole
FirstEnergy Corp.                         COMMON STOCK     337932107   1,405,746    40,652      (b) Shared              (a) Sole
Finmeccanica SpA ordinary                 COMMON STOCK     5859951     15,471,060   17,580,750  (a) Sole                (a) Sole

WESTCHESTER CAPITAL MANAGEMENT, INC.
MARCH 31, 2002

                                                                                    Item 5
                                              Item 2                     Item 4     SHARES/       Item 6      Item 7     Item 8
Item 1                                        TITLE         Item 3    FAIR MARKET  PRINCIPAL    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                               OF CLASS       CUSIP        VALUE      AMOUNT      DISCRETION   MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SpA ordinary                 COMMON STOCK     5859951     4,328,940    4,919,250   (b) Shared              (a) Sole
General Motors Corporation Class H        COMMON STOCK     370442832   1,645,000    100,000     (a) Sole                (a) Sole
Immunex Corporation                       COMMON STOCK     452528102   11,286,980   373,000     (a) Sole                (a) Sole
Immunex Corporation                       COMMON STOCK     452528102   2,665,906    88,100      (b) Shared              (a) Sole
Indigo N.V.                               COMMON STOCK     N44495104   2,738,106    420,600     (a) Sole                (a) Sole
Indigo N.V.                               COMMON STOCK     N44495104   7,020,384    1,078,400   (b) Shared              (a) Sole
Johnson & Johnson                         COMMON STOCK     478160104   4,801,559    73,927      (b) Shared              (a) Sole
McAfee.com Corporation                    COMMON STOCK     579062100   5,435,100    330,000     (b) Shared              (a) Sole
WorldCom, Inc. - MCI Group                COMMON STOCK     98157D304   50,022       8,464       (b) Shared              (a) Sole
McGrath Rentcorp                          COMMON STOCK     580589109   21,860,175   710,900     (a) Sole                (a) Sole
McGrath Rentcorp                          COMMON STOCK     580589109   5,390,475    175,300     (b) Shared              (a) Sole
Mohawk Industries, Inc.                   COMMON STOCK     608190104   1,164,845    19,385      (b) Shared              (a) Sole
MeadWestvaco Corporation                  COMMON STOCK     583334107   701,122      21,150      (b) Shared              (a) Sole
Maxim Integrated Products, Inc.           COMMON STOCK     57772K101   391,976      7,036       (b) Shared              (a) Sole
The News Corporation Limited              COMMON STOCK     652487802   369,408      15,392      (b) Shared              (a) Sole
NextWave Telecom,  Inc.                   COMMON STOCK     65332M103   3,974,047    1,558,450   (a) Sole                (a) Sole
NextWave Telecom,  Inc.                   COMMON STOCK     65332M103   556,792      218,350     (b) Shared              (a) Sole
PepsiCo, Inc.                             COMMON STOCK     713448108   721,000      14,000      (b) Shared              (a) Sole
Price Communications Corporation          COMMON STOCK     741437305   24,620,148   1,395,700   (a) Sole                (a) Sole
Price Communications Corporation          COMMON STOCK     741437305   6,244,560    354,000     (b) Shared              (a) Sole
Peregrine Systems, Inc.                   COMMON STOCK     71366Q101   546,924      57,450      (b) Shared              (a) Sole
The Reader's Digest Association           COMMON STOCK     755267101   1,120,500    50,000      (a) Sole                (a) Sole
Renault SA ordinary                       COMMON STOCK     4712798     8,962,165    187,125     (a) Sole                (a) Sole
Renault SA ordinary                       COMMON STOCK     4712798     2,272,666    47,452      (b) Shared              (a) Sole
Sanmina Corporation                       COMMON STOCK     800907107   942,820      80,240      (b) Shared              (a) Sole
Security Capital Group Incorporated       COMMON STOCK     81413P204   36,962,064   1,451,200   (a) Sole                (a) Sole
Security Capital Group Incorporated       COMMON STOCK     81413P204   9,714,258    381,400     (b) Shared              (a) Sole
Shire Pharmaceuticals Group plc ADR       COMMON STOCK     82481R106   668,923      28,500      (b) Shared              (a) Sole

WESTCHESTER CAPITAL MANAGEMENT, INC.
MARCH 31, 2002

                                                                                    Item 5
                                              Item 2                     Item 4     SHARES/       Item 6      Item 7     Item 8
Item 1                                        TITLE         Item 3    FAIR MARKET  PRINCIPAL    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                               OF CLASS       CUSIP        VALUE      AMOUNT      DISCRETION   MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
Solectron Corporation                     COMMON STOCK     834182107   1,862,500    238,782     (b) Shared              (a) Sole
PanAmSat Corporation                      COMMON STOCK     697933109   6,855,000    300,000     (a) Sole                (a) Sole
Swift Transportation Co., Inc.            COMMON STOCK     870756103   409,904      18,700      (b) Shared              (a) Sole
Syratech Corporation                      COMMON STOCK     871824108   19,277       38,554      (a) Sole                (a) Sole
AT&T Corp.                                COMMON STOCK     001957109   50,744,315   3,232,122   (a) Sole                (a) Sole
AT&T Corp.                                COMMON STOCK     001957109   13,078,838   833,047     (b) Shared              (a) Sole
TRW Inc.                                  COMMON STOCK     872649108   55,608,188   1,080,400   (a) Sole                (a) Sole
TRW Inc.                                  COMMON STOCK     872649108   14,030,722   272,600     (b) Shared              (a) Sole
Tyson Foods, Inc.                         COMMON STOCK     902494103   862,368      69,100      (b) Shared              (a) Sole
Travelocity.com Inc.                      COMMON STOCK     893953109   3,775,950    135,000     (a) Sole                (a) Sole
Travelocity.com Inc.                      COMMON STOCK     893953109   4,757,697    170,100     (b) Shared              (a) Sole
Tyco International Ltd.                   COMMON STOCK     902124106   109,888      3,400       (b) Shared              (a) Sole
Tyco International Ltd.                   COMMON STOCK     902124106   11,913,152   368,600     (a) Sole                (a) Sole
Tyco International Ltd.                   COMMON STOCK     902124106   4,256,544    131,700     (b) Shared              (a) Sole
United Parcel Service, Inc.               COMMON STOCK     911312106   364,800      6,000       (b) Shared              (a) Sole
Valero Energy Corporation                 COMMON STOCK     91913Y100   3,789,518    76,525      (b) Shared              (a) Sole
WorldCom, Inc.                            COMMON STOCK     98157D106   1,426,184    211,600     (b) Shared              (a) Sole
Westcoast Energy Inc.                     COMMON STOCK     95751D102   48,137,623   1,750,650   (a) Sole                (a) Sole
Washington Mutual, Inc.                   COMMON STOCK     939322103   3,036,166    91,644      (b) Shared              (a) Sole

PREFERRED STOCK
Lucent Technologies 8% convertible pfd.   PREFERRED STOCK  549463305   4,600,000    5,000       (b) Shared              (a) Sole


FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable note            CORPORATE BONDS  253579AA4   671,270      7,066,000   (b) Shared              (a) Sole
11.750% Due 08-01-05

WESTCHESTER CAPITAL MANAGEMENT, INC.
MARCH 31, 2002

                                                                                    Item 5
                                              Item 2                     Item 4     SHARES/       Item 6      Item 7     Item 8
Item 1                                        TITLE         Item 3    FAIR MARKET  PRINCIPAL    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                               OF CLASS       CUSIP        VALUE      AMOUNT      DISCRETION   MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
DoubleClick convertible note              CORPORATE BONDS  258609AC0   8,839,812    10,555,000  (a) Sole                (a) Sole
4.750% Due 03-15-06
Juniper Networks convertible note         CORPORATE BONDS  48203RAA2   16,081,200   22,335,000  (a) Sole                (a) Sole
4.750% Due 03-15-07
Redback Networks convertible note         CORPORATE BONDS  757209AB7   8,044,340    15,178,000  (a) Sole                (a) Sole
5.000% Due 04-01-07
Redback Networks convertible note         CORPORATE BONDS  757209AB7   1,775,500    3,350,000   (b) Shared              (a) Sole
5.000% Due 04-01-07
TeleCorp PCS Inc. senior subordinated not CORPORATE BONDS  879299AF2   30,485,140   26,978,000  (a) Sole                (a) Sole
10.625% Due 07-15-10
TeleCorp PCS Inc. senior subordinated not CORPORATE BONDS  879299AF2   12,319,260   10,902,000  (b) Shared              (a) Sole
10.625% Due 07-15-10
Cooper Industries note                    CORPORATE BONDS  21666WCB4   18,783,450   18,690,000  (a) Sole                (a) Sole
5.880% Due 02-20-03
Charter Communications convertible note   CORPORATE BONDS  16117MAB3   12,857,500   14,800,000  (a) Sole                (a) Sole
5.750% Due 10-15-05
Calpine Corp. convertible note            CORPORATE BONDS  131347AY2   33,040,200   33,248,000  (a) Sole                (a) Sole
0.000% Due 04-30-21
Calpine Corp. convertible note            CORPORATE BONDS  131347AY2   13,666,050   13,752,000  (b) Shared              (a) Sole
0.000% Due 04-30-21
Amdocs Limited convertible note           CORPORATE BONDS  02342TAB5   8,775,000    10,000,000  (a) Sole                (a) Sole
2.000% Due 06-01-08
Enron Corporation convertible note        CORPORATE BONDS  293561CD6   2,965,375    33,890,000  (a) Sole                (a) Sole
0.000% Due 02-07-21
Enron Corporation convertible note        CORPORATE BONDS  293561CD6   856,187      9,785,000   (b) Shared              (a) Sole
0.000% Due 02-07-21
Sprint Capital Corp. floating rate note   CORPORATE BONDS  85207EAE1   1,985,000    2,000,000   (a) Sole                (a) Sole
2.252% Due 06-24-02

WESTCHESTER CAPITAL MANAGEMENT, INC.
MARCH 31, 2002

                                                                                    Item 5
                                              Item 2                     Item 4     SHARES/       Item 6      Item 7     Item 8
Item 1                                        TITLE         Item 3    FAIR MARKET  PRINCIPAL    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                               OF CLASS       CUSIP        VALUE      AMOUNT      DISCRETION   MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp. note                 CORPORATE BONDS  85207EAC5   2,158,600    2,150,000   (a) Sole                (a) Sole
7.625% Due 06-10-02
Household International convertible note  CORPORATE BONDS  441815AN7   4,075,000    5,000,000   (a) Sole                (a) Sole
0.000% Due 08-02-21
Network Associates convertible note       CORPORATE BONDS  640938AB2   1,395,000    3,000,000   (a) Sole                (a) Sole
0.000% Due 02-13-18
Pennzoil-Quaker State note                CORPORATE BONDS  709323AA7   311,250      300,000     (b) Shared              (a) Sole
6.750% Due 04-01-09
Pennzoil-Quaker State note                CORPORATE BONDS  709323AC3   9,522,000    9,200,000   (a) Sole                (a) Sole
9.400% Due 12-01-02
Solectron Corp. note                      CORPORATE BONDS  834182AL1   3,680,000    8,000,000   (a) Sole                (a) Sole
0.000% Due 11-20-20
Solectron Corp. convertible note          CORPORATE BONDS  834182AK3   6,201,250    11,000,000  (a) Sole                (a) Sole
0.000% Due 05-08-20
Tritel PCS senior subordinated note       CORPORATE BONDS  89675QAD1   10,681,875   9,495,000   (a) Sole                (a) Sole
10.375% Due 01-15-11
Tritel PCS senior subordinated note       CORPORATE BONDS  89675QAD1   1,968,750    1,750,000   (b) Shared              (a) Sole
10.375% Due 01-15-11
Tyco International Ltd. convertible note  CORPORATE BONDS  902124AC0   48,126,750   72,100,000  (a) Sole                (a) Sole
0.000% Due 11-17-20
Tyco International Ltd. convertible note  CORPORATE BONDS  902124AC0   14,618,250   21,900,000  (b) Shared              (a) Sole
0.000% Due 11-17-20
Tyco International Group note             CORPORATE BONDS  902118AU2   9,950,000    10,000,000  (a) Sole                (a) Sole
6.875% Due 09-05-02
Worldcom Inc. note                        CORPORATE BONDS  98157DAF3   10,373,750   10,750,000  (a) Sole                (a) Sole
7.375% Due 01-15-03
Worldcom Inc. senior subordinated note    CORPORATE BONDS  98157DAB2   6,586,125    6,825,000   (a) Sole                (a) Sole
7.875% Due 05-15-03

WESTCHESTER CAPITAL MANAGEMENT, INC.
MARCH 31, 2002

                                                                                    Item 5
                                              Item 2                     Item 4     SHARES/       Item 6      Item 7     Item 8
Item 1                                        TITLE         Item 3    FAIR MARKET  PRINCIPAL    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                               OF CLASS       CUSIP        VALUE      AMOUNT      DISCRETION   MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc. senior subordinated note    CORPORATE BONDS  98157DAB2   241,250      250,000     (b) Shared              (a) Sole
7.875% Due 05-15-03
Williams Holdings note                    CORPORATE BONDS  968905AC3   15,973,750   16,250,000  (a) Sole                (a) Sole
6.125% Due 12-01-03
Williams Companies, Inc. note             CORPORATE BONDS  969457AU4   997,500      1,000,000   (a) Sole                (a) Sole
6.200% Due 08-01-02
Williams Companies, Inc. note             CORPORATE BONDS  969457AP5   1,990,000    2,000,000   (a) Sole                (a) Sole
6.500% Due 11-15-02

GRAND TOTAL:                                                           $899,407,901